Provisions - United Kingdom Entities - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ (157)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	(121)
Foreign defined benefit plans [member] | United Kingdom | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	12,955	€ 12,271	€ 11,959
Incorporation of Group companies, net			51
Current service cost	36	31	39
Interest cost	347	407	466
Benefits paid	(445)	(332)	(342)
Contributions made by employees	20	20	25
Actuarial (gains)/losses	602	2,315	(656)
Demographic actuarial (gains)/losses	(184)	(59)	(364)
Financial actuarial (gains)/losses	786	2,374	(292)
Exchange differences and other items	(459)	(1,757)	729
Net defined benefit liability (asset) at end of period	€ 13,056	€ 12,955	€ 12,271